COVER PAGE COVER PAGE	Oct. 28, 2022
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Oct. 28, 2022
Entity Registrant Name	SOLARWINDS CORP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38711
Entity Tax Identification Number	81-0753267
Entity Address, Address Line One	7171 Southwest Parkway
Entity Address, Address Line Two	Building 400
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78735
City Area Code	512
Local Phone Number	682-9300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	SWI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On November 3, 2022, SolarWinds Corporation (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8‑K”) with a press release announcing its financial results for the quarter ended September 30, 2022, and providing additional information. The Company is amending the Original Form 8-K to correct certain information included under the headline “Financial Outlook” in the press release furnished as Exhibit 99.1 to the Original Form 8-K. The Company’s outlook for non-GAAP diluted earnings per share for the fourth fiscal quarter ending December 31, 2022 is $0.18 to $0.20, rather than $0.23 to $0.25 as reported in the press release, and the Company's outlook for non-GAAP diluted earnings per share for the full year of 2022 is $0.82 to $0.84, rather than $0.87 to $0.89 as reported in the press release due to an error in our interest expense forecast. There are no other changes to the press release or to the Original Form 8-K. In addition, the Company has made conforming corrections to the slide presentation that was utilized in conjunction with the Company's third quarter earnings call and made available on the Company's investor relations website. As noted in the press release, non-GAAP diluted earnings per share is a non-GAAP financial measure that excludes, among other items mentioned in the press release, stock-based compensation expense and related employer-paid payroll taxes, amortization, certain expenses related to the cyberattack that occurred in December 2020, restructuring costs, goodwill and indefinite-lived intangible asset impairment charges and other costs related to non-recurring items. The Company has not reconciled its estimates of these non-GAAP financial measures to their most directly comparable GAAP measure as a result of uncertainty regarding, and the potential variability of, these excluded items in future periods. Accordingly, reconciliation is not available without unreasonable effort, although it is important to note that these excluded items could be material to the Company’s results computed in accordance with GAAP in future periods. The Company’s reported results provide reconciliations of non-GAAP financial measures to their nearest GAAP equivalents. The information contained in this report shall not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or otherwise subject to the liability of that section. The information in this report shall not be incorporated by reference in any filing under the Securities Act of 1933, as amended, or the Exchange Act, except as shall be expressly set forth by specific reference in such a filing.
Entity Central Index Key	0001739942
Amendment Flag	true